Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in gross carrying amounts of goodwill (in thousands)
Goodwill
October 1, 2015	$3,431
No activity	—
September 30, 2016	3,431
No activity	—
September 30, 2017	3,431
No activity	—
September 30, 2018	$3,431

Identifiable intangible assets gross amounts and accumulated amortization (in thousands)

	September 30, 2018		September 30, 2017
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value (useful life 10.5 years)	4,004	3,150	4,004	2,997
Trade name (useful life 3.5 years)	72	72	72	72
Non-compete (useful life 5 years)	62	61	62	48
	$4,138	$3,283	$4,138	$3,117

Estimated amortization expense for five succeeding years (in thousands)
Amount
2019	$154
2020	153
2021	153
2022	153
2023	153
Total	$766